Hennessy Equity and Income Fund
Hennessy Equity and Income Fund
Investment Objective
The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Equity and Income Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Equity and Income Fund		Investor Class		Institutional Class
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%	[1]	none
Other Expenses	[2]	0.42%		0.24%
Shareholder Servicing Fee		0.10%		none
All Remaining Other Expenses		0.32%		0.24%
Acquired Fund Fees and Expenses	[3]	0.03%		0.03%
Total Annual Fund Operating Expenses		1.40%		1.07%
[1]	"Distribution and Service (12b-1) Fees" have been restated to reflect a reduction in the amount of such fees from 0.25% to 0.15%, which is effective as of March 1, 2015. Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	"Other Expenses" have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in "All Remaining Other Expenses." Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[3]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Equity and Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	143	443	766	1,680
Institutional Class	109	340	590	1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy
The Fund is designed as a balanced fund that seeks yield income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities, but this allocation mix may change over time based on the Manager’s view of economic conditions and underlying security values.  The Fund invests in a blend of primarily domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  The Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of aligning with shareholder interest through stock incentives, insider buying and corporate stock buy-backs.  Many of the stocks held by the Fund are expected to pay dividends.

In addition to the types of securities described above, the Fund’s investments may include foreign securities, including American Depository Receipts or other types of depository receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest in securities issued in initial public offerings.

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate term fixed income securities, but they may invest up to 10% of the Fund’s assets in high yield bonds (commonly known as “junk bonds”).  In addition to the types of securities described above, the Fund may invest in mortgage-backed securities, asset-backed securities and U.S. denominated bonds issued by foreign companies.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.

The fixed income Portfolio Managers employ continuous analysis and assessment of the variables that influence bond prices. They will use this proprietary approach, which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.

As of January 31, 2015, the dollar-weighted average maturity of the Fund’s portfolio is 5.96 years based on stated maturity.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S., and Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”).  The performance information provided for periods prior to March 12, 2010 is historical information for the Advisor Class shares of the AFBA Predecessor Balanced Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns Hennessy Equity and Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Equity and Income Fund - Investor Returns before taxes	11.26%	11.39%	7.87%
Institutional Class	Hennessy Equity and Income Fund - Institutional Returns before taxes	11.58%	11.66%	8.13%
After Taxes on Distributions Investor Class	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions	10.01%	10.58%	6.64%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions and sale of fund shares	7.38%	9.00%	6.07%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
Blended Balanced Index (reflects no deduction for fees, expenses or taxes)	Blended Balanced Index (reflects no deduction for fees, expenses or taxes)	9.43%	10.78%	6.52%

We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.